Related Party Transactions (Details) - CAD ($)	Mar. 31, 2020	Mar. 31, 2019
Disclosure of transactions between related parties [line items]
Balances due to related parties	$ 591,979	$ 222,933
Hunter Dickinson Services Inc.
Disclosure of transactions between related parties [line items]
Balances due to related parties	507,232	214,179
Robert Dickinson (Interest Payable)
Disclosure of transactions between related parties [line items]
Balances due to related parties	79,726	0
United Mineral Services Ltd.
Disclosure of transactions between related parties [line items]
Balances due to related parties	$ 5,021	$ 8,754